ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 1.2%

Investment Company – 0.1%
RIV Capital, Inc. (Canada)*	4,294,850	$380,819

Machinery – 0.4%
Urban-GRO, Inc.*†	552,347	1,491,337

Pharmaceuticals – 0.1%
Hempfusion Wellness, Inc. (Canada)*	7,964,631	238,143

REITS – 0.6%
AFC Gamma, Inc.	19,460	236,634
Innovative Industrial Properties, Inc.	11,585	880,344
Power REIT*†	226,459	845,915
Total REITS		1,962,893

Specialty Retail – 0.0%**
GrowGeneration Corp.*(a)	16,078	54,987

Total Common Stocks
(Cost $33,262,062)		4,128,179

MONEY MARKET FUNDS – 36.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.49%(b)	126,337,372	126,337,372
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(b)(c)	3,130	3,130

Total Money Market Funds
(Cost $126,340,503)		126,340,502

Total Investments – 38.0%
(Cost $159,602,565)		130,468,681
Other Assets in Excess of Liabilities – 62.0%		212,530,967
Net Assets – 100.0%		$342,999,648

REITS - Real Estate Investment Trusts

SOFR - Secured Overnight Financing Rate

*	Non-income producing security.
**	Less than 0.05%.
†	Affiliated Company.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $958; the aggregate market value of the collateral held by the fund is $3,130.
(b)	Rate shown reflects the 7-day yield as of March 31, 2023.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,128,179	$-	$-	$4,128,179
Money Market Funds	126,340,502	-	-	126,340,502
Swaps†	-	673	-	673
Total	$130,468,681	$673	$-	$130,469,354

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Investment Company	0.1%
Machinery	0.4
Pharmaceuticals	0.1
REITS	0.6
Specialty Retail	0.0 **
Money Market Funds	36.8
Total Investments	38.0
Other Assets in Excess of Liabilities	62.0
Net Assets	100.0%

**	Less than 0.05%.

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Total Return Swap contracts outstanding as of March 31, 2023:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	SOFR + 1.25%	Monthly	9/05/2023	$4,390,402	$4,390,402	$-
Acreage Holdings FX SUB VOT CL E ORD	SOFR + 1.25%	Monthly	9/05/2023	1,258,484	1,258,484	-
AYR Wellness	SOFR + 1.25%	Monthly	9/05/2023	3,763,050	3,763,050	-
C21 Investments ORD	SOFR + 1.25%	Monthly	9/05/2023	1,886,408	1,886,408	-
Columbia Care ORD	SOFR + 1.25%	Monthly	9/05/2023	11,746,786	11,746,786	-
Cresco Labs ORD	SOFR + 1.25%	Monthly	9/05/2023	26,296,987	26,296,987	-
Curaleaf Holdings SUB VOT ORD	SOFR + 1.25%	Monthly	9/05/2023	62,371,196	62,371,196	-
Glass House Brands	SOFR + 1.25%	Monthly	9/05/2023	6,363,152	6,363,152	-
Goodness Growth Hold	SOFR + 1.25%	Monthly	9/05/2023	526,827	526,827	-
Gramf Tpco ORD	SOFR + 1.25%	Monthly	9/05/2023	693,693	693,693	-
Green Thumb Industries SUB VOT ORD	SOFR + 1.25%	Monthly	9/05/2023	89,742,942	89,743,036	94
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.25%	Monthly	9/05/2023	7,493,859	7,494,438	579
Lowell Farms ORD	SOFR + 1.25%	Monthly	9/05/2023	176,009	176,009	-
Marimed ORD	SOFR + 1.25%	Monthly	9/05/2023	510,250	510,250	-
Planet 13 Holdings ORD	SOFR + 1.25%	Monthly	9/05/2023	5,981,289	5,981,289	-
Terrascend ORD	SOFR + 1.25%	Monthly	9/05/2023	25,907,383	25,907,383	-
Trulieve Cannabis ORD	SOFR + 1.25%	Monthly	9/05/2023	52,155,007	52,155,007	-
Vapen Mj Ventures ORD	SOFR + 1.25%	Monthly	9/05/2023	963,992	963,992	-
Verano Holdings ORD	SOFR + 1.25%	Monthly	9/05/2023	39,849,777	39,849,777	-
Net Unrealized Appreciation						$673

Nomura acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2023, cash in the amount of $264,780,000 has been segregated as collateral from the broker for Swap contracts.

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2023	Value at 3/31/2023	Dividend Income
GrowGeneration Corp.*	$12,977,764	$1,933,350	$(17,026,219)	$(53,861,594)	$56,031,686	16,078	$54,987	$-
Power REIT	3,673,522	14,584	(356,612)	(3,161,121)	675,542	226,459	845,915	-
Urban-GRO, Inc.	2,976,915	573,842	(598,725)	(1,164,227)	(296,468)	552,347	1,491,337	-
Total	$19,628,201	$2,521,776	$(17,981,556)	$(58,186,942)	$56,410,760	794,884	$2,392,239	$-

*	Security is no longer an affiliated company at period end.